Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Potentially Dilutive Securities Excluded from Computations of Diluted Weighted Average Shares Outstanding
The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	As of December 31,
	2017	2016	2015
Stock options to purchase Common Stock	6,462,795	5,316,511	4,302,267
Warrants to purchase Common Stock	374,653	541,415	600,184
Total	6,837,448	5,857,926	4,902,451